PROPERTY AND EQUIPMENT, NET (Schedule of Depreciation Expense) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 8,829,985	$ 7,078,108	$ 4,653,914
Cost of revenues [Member]
Property, Plant and Equipment [Line Items]
Depreciation	7,797,649	6,200,645	4,001,726
Selling and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	432,695	366,819	278,094
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	486,820	431,246	347,904
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation	$ 112,821	$ 79,398	$ 26,190